Risk/Return Detail Data - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO	Jun. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Summer Street Trust
FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO | Fidelity Global High Income Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Global High Income Fund /Fidelity Advisor® Global High Income Fund A, M, C, I
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Global High Income Fund seeks a high level of current income. Growth of capital may also be considered.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 45 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2025
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 37 % of the average value of its portfolio.
Portfolio Turnover, Rate	37.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 45 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in income producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), of U.S. and non-U.S. issuers, including emerging markets countries. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Potentially investing in non-income producing securities, including defaulted securities and common stocks. Investing in companies in troubled or uncertain financial condition. Allocating investments across different countries and regions. Investing in securities issued throughout the world, including potentially significant investments in U.S. issuers. Using a base neutral mix of approximately 60% U.S. high yield, 20% emerging markets debt, 15% European high yield, and 5% Asian high yield. Adjusting allocation among markets within the following ranges: U.S. high yield (40%-80%); emerging markets debt (5%-35%); European high yield (0%-30%); and Asian high yield (0%-10%). Analyzing an issuer using fundamental factors (e.g., financial condition, earnings outlook, and strategy) and evaluating each security's current price relative to estimated long-term value to select investments. Reorganization. The Board of Trustees of Fidelity Summer Street Trust has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity® Global High Income Fund and Fidelity® High Income Fund. Each fund seeks a high level of current income. Growth of capital may also be considered. As a result of the proposed Reorganization, shareholders of each class of Fidelity® Global High Income Fund would receive shares of the corresponding class of Fidelity® High Income Fund. The Agreement provides for the transfer of all of the assets of Fidelity® Global High Income Fund in exchange for corresponding shares of Fidelity® High Income Fund equal in value to the net assets of Fidelity® Global High Income Fund and the assumption by Fidelity® High Income Fund of all of the liabilities of Fidelity® Global High Income Fund. After the exchange, Fidelity® Global High Income Fund will distribute the Fidelity® High Income Fund shares to its shareholders pro rata, in liquidation of Fidelity® Global High Income Fund. As a result, shareholders of Fidelity® Global High Income Fund will become shareholders of Fidelity® High Income Fund (these transactions are collectively referred to as the "Reorganization"). Shareholders of Fidelity® Global High Income Fund have received a combined information statement and prospectus containing more information with respect to the Reorganization, and a summary of the Board's considerations in approving the Agreement. The Reorganization, which does not require shareholder approval, is expected to take place on or about September 13, 2024. The Reorganization is expected to be a tax-free transaction. This means that neither Fidelity® Global High Income Fund nor its shareholders will recognize any gain or loss as a direct result of the Reorganization. Effective the close of business on March 22, 2024, new positions in Fidelity® Global High Income Fund (the fund) may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on March 22, 2024, generally were not allowed to buy shares of the fund except that new fund positions could be opened: 1) by participants in most group employer retirement plans (and their successor plans) if a qualifying fund is already established as an investment option under the plans (or under another plan sponsored by the same employer), 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included a qualifying fund as a core investment option, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and already included the fund in their discretionary account program, 4) by a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, 5) by a portfolio manager of the fund, 6) by a fee deferral plan offered to trustees of certain Fidelity® funds, if the fund is an investment option under the plan, and 7) by qualified intermediaries to facilitate in-kind redemption activity when deemed by the Adviser to be in the best interests of the fund, and 8) by certain asset pools associated with an organization that already offers a qualifying fund as an investment option in its retirement plan(s). These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted. Effective after the close of business on May 20, 2024, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund's Reorganization takes place. In connection with the Reorganization, an information statement/prospectus that was included in a registration statement on Form N-14 was filed with the Securities and Exchange Commission. Shareholders should read the information statement/prospectus, which contains important information about the Reorganization. For a free copy of the information statement/prospectus, please contact Fidelity at 1-877-208-0098. The information statement/prospectus is also available on the Securities and Exchange Commission's website (www.sec.gov). For more detailed information, please contact Fidelity at 1-877-208-0098.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Bar Chart, Year to Date Return	2.06%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	12.56%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(15.75%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO | Fidelity Global High Income Fund | Fidelity Advisor Global High Income Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.84%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.30%	[3]
Total annual operating expenses	1.39%
Fee waiver and/or expense reimbursement	0.34%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.05%
1 year	$ 503
3 years	779
5 years	1,088
10 years	1,964
1 Year	503
3 Years	779
5 Years	1,088
10 Years	$ 1,964
2014	1.38%
2015	(2.55%)
2016	11.61%
2017	10.33%
2018	(4.33%)
2019	12.63%
2020	5.04%
2021	3.21%
2022	(10.89%)
2023	9.94%
FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO | Fidelity Global High Income Fund | Fidelity Advisor Global High Income Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[5]
Management fee	0.84%	[2],[3]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.30%	[3]
Total annual operating expenses	2.14%
Fee waiver and/or expense reimbursement	0.34%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.80%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 283
3 years	626
5 years	1,107
10 years	2,245
1 Year	183
3 Years	626
5 Years	1,107
10 Years	$ 2,245
FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO | Fidelity Global High Income Fund | Fidelity Advisor Global High Income Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.84%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.30%	[3]
Total annual operating expenses	1.39%
Fee waiver and/or expense reimbursement	0.34%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.05%
1 year	$ 503
3 years	779
5 years	1,088
10 years	1,964
1 Year	503
3 Years	779
5 Years	1,088
10 Years	$ 1,964
FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO | Fidelity Global High Income Fund | Fidelity Advisor Global High Income Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.84%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.30%	[3]
Total annual operating expenses	1.14%
Fee waiver and/or expense reimbursement	0.34%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.80%
1 year	$ 82
3 years	317
5 years	583
10 years	1,345
1 Year	82
3 Years	317
5 Years	583
10 Years	$ 1,345
FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO | Fidelity Global High Income Fund | Return Before Taxes | Fidelity Advisor Global High Income Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	5.54%
Past 5 years	2.81%
Past 10 years	2.94%
FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO | Fidelity Global High Income Fund | Return Before Taxes | Fidelity Advisor Global High Income Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	8.12%
Past 5 years	2.88%
Past 10 years	2.75%
FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO | Fidelity Global High Income Fund | Return Before Taxes | Fidelity Advisor Global High Income Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	5.54%
Past 5 years	2.81%
Past 10 years	2.94%
FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO | Fidelity Global High Income Fund | Return Before Taxes | Fidelity Advisor Global High Income Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	10.21%
Past 5 years	3.91%
Past 10 years	3.62%
FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO | Fidelity Global High Income Fund | After Taxes on Distributions | Fidelity Advisor Global High Income Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	3.86%
Past 5 years	1.05%
Past 10 years	0.95%
FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO | Fidelity Global High Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor Global High Income Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	3.23%
Past 5 years	1.39%
Past 10 years	1.36%
FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO | Fidelity Global High Income Fund | ML143
Risk/Return:
Label	ICE® BofA® Global High Yield and Emerging Markets Plus Index
Past 1 year	13.01%
Past 5 years	2.92%
Past 10 years	2.89%
FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO | Fidelity Global High Income Fund | F0585
Risk/Return:
Label	Fidelity Global High Income Composite Index℠
Past 1 year	12.25%
Past 5 years	4.02%
Past 10 years	3.72%

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]
B The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22%, 0.24%, 0.24%, and 0.23% for Class A, Class M, Class C, and Class I, respectively, was previously charged under the services agreements.

[3]	A Adjusted to reflect current fees.
[4]
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, and Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.05%, 1.05%, 1.80%, and 0.80% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, or Class I of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through August 31, 2025 . FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

[5]	B On Class C shares redeemed less than one year after purchase.